Condensed Interim Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
BALANCE at Dec. 31, 2020	$ 26,833	$ 9,666,275	$ (11,291,811)	$ (1,598,703)
BALANCE (in Shares) at Dec. 31, 2020	26,831,603
Net loss			(2,955,949)	(2,955,949)
BALANCE at Dec. 31, 2021	$ 26,833	9,666,275	(14,247,760)	(4,554,652)
BALANCE (in Shares) at Dec. 31, 2021	26,831,603
Net loss			(1,337,227)	(1,337,227)
BALANCE at Mar. 31, 2022	$ 26,833	9,666,275	(15,584,987)	(5,891,879)
BALANCE (in Shares) at Mar. 31, 2022	26,831,603
BALANCE at Dec. 31, 2021	$ 26,833	9,666,275	(14,247,760)	(4,554,652)
BALANCE (in Shares) at Dec. 31, 2021	26,831,603
Net loss			(6,489,405)	(6,489,405)
BALANCE at Dec. 31, 2022	$ 26,833	9,666,275	(20,737,165)	(11,044,057)
BALANCE (in Shares) at Dec. 31, 2022	26,831,603
Net loss			(2,263,429)	(2,263,429)
BALANCE at Mar. 31, 2023	$ 26,833	$ 9,666,275	$ (23,000,594)	$ (13,307,486)
BALANCE (in Shares) at Mar. 31, 2023	26,831,603